Financial Instrument Risk - Summary Of Reconciliation Of Level 3 Fair Value Measurements Of Financial Instruments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments Risk [Abstract]
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0	$ 0	$ 0
Transfers into Level 3 of fair value hierarchy, liabilities	$ 0	$ 0	$ 0